Total Invested Assets and Related Net Investment Income - Put Option Liability Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
10% decrease	$ 130
10% increase	$ (141)